TAXES - Components of tax provision (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
TAXES
Current tax provision	$ 64,459	$ 127,332	$ 73,339
Deferred tax provision (benefit)	48,979	(2,530)	34,490
Income tax provision	113,438	124,802	107,829
China
TAXES
Current tax provision	64,459	127,332	73,339
Deferred tax provision (benefit)	$ 48,979	$ (2,530)	$ 34,490